Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Apr. 18, 2018
Accrued professional fees	$ 234	$ 203
Accrued staff costs and staff benefits	35	88
Rental deposits from tenants	191	192
Rental receipt in advance	7	3
Interest receipt in advance	5	3
Advances from other party		3
Advances from a director		1
Advances from unrelated parties	448	442
Others	689	11
Other payables and accrued liabilities	$ 1,609	$ 946
Debt Instrument, Interest Rate, Stated Percentage			8.00%	2.50%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.00%	6.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	54.00%	54.00%